LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of supplemental consolidated balance sheet information related to leases

Supplemental consolidated balance sheet information related to leases was as follows:

	As of December 31,
	2021	2022
Operating leases:	RMB	RMB
Operating leases right-of-use assets	35,507	27,604
Current portion of lease liabilities	16,908	24,986
Non-current portion of lease liabilities	18,335	2,479
Total operating lease liabilities	35,243	27,465
Weighted average remaining lease term (in years)	2.1	1.2
Weighted average discount rate	4.75%	4.75%

Summary of cash flow information related to leases

Supplemental cash flow information related to leases for the years ended December 31, 2021 and 2022 is as follows:

	For the year ended December 31,
	2021	2022
	RMB	RMB
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	16,490	21,977
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	47,101	12,655

Summary of maturities of lease payments

Maturities of lease payments by year and in the aggregate, under non-cancellable operating leases with terms in excess of one year as of December 31, 2022 are as follows:

RMB
2023	25,780
2024	2,433
2025 and thereafter	—
Total lease payment	28,213
Less imputed interest	(748)
Total	27,465